Note 17 - Operating Segments - Financial Statements (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Statement Line Items [Line Items]
Revenue	$ 22,913	$ 16,520	$ 46,515	$ 32,440
Royalties	(1,146)	(864)	(2,328)	(1,683)
Production costs	(11,451)	(7,571)	(22,138)	(17,340)
Depreciation	(1,141)	(1,052)	(2,314)	(2,100)
Other income	2,791	749	4,709	2,038
Other expenses	(1,314)	(220)	(1,522)	(309)
Administration expenses	(1,275)	(1,309)	(2,822)	(2,705)
Management fee
Cash-settled share-based payment expense	(762)	(9)	(946)	(370)
Net foreign exchange gain	1,486	21,645	3,709	24,925
Fair value losses			(148)	(324)
Net finance costs			(267)	(20)
Dividends (paid)/ received
Profit before tax	9,859	27,723	22,448	39,961
Tax expense	(3,507)	223	(6,417)	(1,296)
Profit for the period	6,352	$ 27,946	16,031	38,665
Current (excluding intercompany)	34,846		34,846		$ 29,839
Non-Current (excluding intercompany)	119,506		119,506		113,714
Additions other than through business combinations, property, plant and equipment			8,188		20,595
Intercompany balances
Current (excluding intercompany)	(9,909)		(9,909)		(9,879)
Non-current (excluding intercompany)	(6,488)		(6,488)		(8,957)
Intercompany balances
Profit on sale of subsidiary				5,409
Gold hedge [member]
Statement Line Items [Line Items]
Fair value losses			(102)	(324)
Gold ETF [member]
Statement Line Items [Line Items]
Fair value losses			(46)
Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Revenue			(7,638)	(5,878)
Royalties
Production costs			6,605	5,345
Depreciation			248	172
Other income
Other expenses
Administration expenses
Management fee
Cash-settled share-based payment expense			191
Net foreign exchange gain
Net finance costs
Dividends (paid)/ received
Profit before tax			(594)	(361)
Tax expense			(59)	23
Profit for the period			(653)	(338)
Current (excluding intercompany)	(77)		(77)		(139)
Non-Current (excluding intercompany)	(2,746)		(2,746)		(2,456)
Additions other than through business combinations, property, plant and equipment			(479)		(1,165)
Intercompany balances	(72,332)		(72,332)		(52,783)
Current (excluding intercompany)					140
Non-current (excluding intercompany)	152		152
Intercompany balances	72,332		72,332		52,783
Profit on sale of subsidiary
Elimination of intersegment amounts [member] | Gold hedge [member]
Statement Line Items [Line Items]
Fair value losses
Elimination of intersegment amounts [member] | Gold ETF [member]
Statement Line Items [Line Items]
Fair value losses
Corporate and other reconciling amounts [member]
Statement Line Items [Line Items]
Revenue				(214)
Royalties
Production costs
Depreciation			(20)
Other income
Other expenses
Administration expenses			(1,881)	(1,696)
Management fee
Cash-settled share-based payment expense			(1,118)	(137)
Net foreign exchange gain			542	18
Net finance costs			3	6
Dividends (paid)/ received			3,400
Profit before tax			824	3,062
Tax expense			(229)	(40)
Profit for the period			595	3,022
Current (excluding intercompany)	6,093		6,093		4,987
Non-Current (excluding intercompany)	224		224		244
Additions other than through business combinations, property, plant and equipment					248
Intercompany balances	52,156		52,156		43,914
Current (excluding intercompany)	(577)		(577)		(736)
Non-current (excluding intercompany)	(1,383)		(1,383)		(415)
Intercompany balances	(39,523)		(39,523)		(17,784)
Profit on sale of subsidiary				5,409
Corporate and other reconciling amounts [member] | Gold hedge [member]
Statement Line Items [Line Items]
Fair value losses			(102)	(324)
Corporate and other reconciling amounts [member] | Gold ETF [member]
Statement Line Items [Line Items]
Fair value losses
Zimbabwean operations [member]
Statement Line Items [Line Items]
Revenue			46,515	32,440
Royalties			(2,328)	(1,683)
Production costs			(22,241)	(17,320)
Depreciation			(2,499)	(2,217)
Other income			4,705	2,036
Other expenses			(1,410)	(309)
Administration expenses			(68)	(54)
Management fee			(1,279)	(1,123)
Cash-settled share-based payment expense				(149)
Net foreign exchange gain			3,746	24,896
Net finance costs			(298)	(62)
Dividends (paid)/ received			(2,198)
Profit before tax			22,645	36,455
Tax expense			(5,905)	(1,026)
Profit for the period			16,740	35,429
Current (excluding intercompany)	22,665		22,665		21,608
Non-Current (excluding intercompany)	121,495		121,495		115,611
Additions other than through business combinations, property, plant and equipment			8,655		21,465
Intercompany balances	14,962		14,962
Current (excluding intercompany)	(6,910)		(6,910)		(9,478)
Non-current (excluding intercompany)	(5,257)		(5,257)		(6,784)
Intercompany balances					(2,441)
Profit on sale of subsidiary
Zimbabwean operations [member] | Gold hedge [member]
Statement Line Items [Line Items]
Fair value losses
Zimbabwean operations [member] | Gold ETF [member]
Statement Line Items [Line Items]
Fair value losses
South African operations [member]
Statement Line Items [Line Items]
Revenue			7,638	6,092
Royalties
Production costs			(6,502)	(5,365)
Depreciation			(43)	(55)
Other income			4	2
Other expenses			(112)
Administration expenses			(873)	(955)
Management fee			1,279	1,123
Cash-settled share-based payment expense			(19)	(84)
Net foreign exchange gain			(579)	11
Net finance costs			28	36
Dividends (paid)/ received			(1,202)
Profit before tax			(427)	805
Tax expense			(224)	(253)
Profit for the period			(651)	552
Current (excluding intercompany)	6,165		6,165		3,383
Non-Current (excluding intercompany)	533		533		315
Additions other than through business combinations, property, plant and equipment			12		47
Intercompany balances	5,214		5,214		8,869
Current (excluding intercompany)	(2,422)		(2,422)
Non-current (excluding intercompany)					(1,563)
Intercompany balances	$ (32,809)		(32,809)		$ (32,558)
Profit on sale of subsidiary
South African operations [member] | Gold hedge [member]
Statement Line Items [Line Items]
Fair value losses
South African operations [member] | Gold ETF [member]
Statement Line Items [Line Items]
Fair value losses			$ (46)